First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
1,391	Northrop Grumman Corp.	$676,721
7,414	RTX Corp.	935,128
		1,611,849
	Beverages — 5.0%
34,547	Coca-Cola (The) Co.	2,506,385
39,802	Keurig Dr Pepper, Inc.	1,376,751
7,665	PepsiCo, Inc.	1,039,221
		4,922,357
	Capital Markets — 4.9%
5,072	CME Group, Inc.	1,405,350
10,886	Intercontinental Exchange, Inc.	1,828,522
3,268	S&P Global, Inc.	1,634,163
		4,868,035
	Chemicals — 3.7%
5,337	Linde PLC	2,418,889
5,943	LyondellBasell Industries N.V., Class A	345,942
8,385	PPG Industries, Inc.	912,791
		3,677,622
	Commercial Services & Supplies — 5.3%
11,035	Republic Services, Inc.	2,767,026
10,131	Veralto Corp.	971,563
6,241	Waste Management, Inc.	1,456,400
		5,194,989
	Communications Equipment — 4.2%
36,122	Cisco Systems, Inc.	2,085,323
4,744	Motorola Solutions, Inc.	2,089,210
		4,174,533
	Containers & Packaging — 1.0%
5,624	Avery Dennison Corp.	962,323
	Diversified Telecommunication Services — 0.8%
17,939	Verizon Communications, Inc.	790,392
	Electric Utilities — 7.2%
11,235	Duke Energy Corp.	1,370,895
34,882	Evergy, Inc.	2,410,346
43,034	FirstEnergy Corp.	1,845,298
40,804	PPL Corp.	1,489,346
		7,115,885
	Electronic Equipment, Instruments & Components — 3.5%
11,856	TE Connectivity PLC	1,735,481
3,659	Teledyne Technologies, Inc. (a)	1,705,204
		3,440,685
Shares	Description	Value

	Financial Services — 6.3%
4,139	Berkshire Hathaway, Inc., Class B (a)	$2,207,122
7,397	Jack Henry & Associates, Inc.	1,282,861
2,429	Mastercard, Inc., Class A	1,331,238
3,996	Visa, Inc., Class A	1,380,618
		6,201,839
	Gas Utilities — 2.0%
12,032	Atmos Energy Corp.	1,932,700
	Health Care Equipment & Supplies — 4.7%
7,532	Abbott Laboratories	984,809
4,628	Becton Dickinson & Co.	958,413
8,770	Boston Scientific Corp. (a)	902,170
9,591	Hologic, Inc. (a)	558,196
7,512	Medtronic PLC	636,717
1,562	Stryker Corp.	584,063
		4,624,368
	Health Care Providers & Services — 2.1%
4,446	Cencora, Inc.	1,301,211
4,314	Quest Diagnostics, Inc.	768,841
		2,070,052
	Hotels, Restaurants & Leisure — 3.3%
2,520	Hilton Worldwide Holdings, Inc.	568,209
4,458	McDonald’s Corp.	1,425,000
8,518	Yum! Brands, Inc.	1,281,448
		3,274,657
	Household Products — 4.6%
18,421	Colgate-Palmolive Co.	1,698,232
11,086	Kimberly-Clark Corp.	1,460,913
8,149	Procter & Gamble (The) Co.	1,324,783
		4,483,928
	Industrial Conglomerates — 0.9%
3,991	Honeywell International, Inc.	840,105
	Insurance — 5.5%
2,842	Aon PLC, Class A	1,008,313
10,209	Brown & Brown, Inc.	1,129,116
10,122	Marsh & McLennan Cos., Inc.	2,282,207
3,251	Willis Towers Watson PLC	1,000,658
		5,420,294
	IT Services — 6.2%
24,174	Cognizant Technology Solutions Corp., Class A	1,778,481
6,678	International Business Machines Corp.	1,614,874
9,749	VeriSign, Inc. (a)	2,750,388
		6,143,743

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 2.8%
6,779	Illinois Tool Works, Inc.	$1,626,350
12,228	Otis Worldwide Corp.	1,177,189
		2,803,539
	Media — 0.6%
18,752	News Corp., Class B	589,188
	Multi-Utilities — 4.6%
22,940	CMS Energy Corp.	1,689,531
39,663	NiSource, Inc.	1,551,220
11,950	WEC Energy Group, Inc.	1,308,764
		4,549,515
	Oil, Gas & Consumable Fuels — 1.6%
4,550	Chevron Corp.	619,073
2,524	EOG Resources, Inc.	278,473
6,479	Exxon Mobil Corp.	684,377
		1,581,923
	Pharmaceuticals — 1.4%
8,607	Johnson & Johnson	1,345,360
	Professional Services — 4.0%
6,818	Automatic Data Processing, Inc.	2,049,491
4,273	Broadridge Financial Solutions, Inc.	1,035,775
6,102	Paychex, Inc.	897,726
		3,982,992
	Retail REITs — 3.0%
8,566	Federal Realty Investment Trust	805,375
19,415	Realty Income Corp.	1,123,352
14,748	Regency Centers Corp.	1,064,511
		2,993,238
	Software — 5.2%
4,313	Microsoft Corp.	1,704,757
8,960	PTC, Inc. (a)	1,388,531
3,650	Roper Technologies, Inc.	2,044,292
		5,137,580
	Specialized REITs — 0.9%
26,570	VICI Properties, Inc.	850,771
	Specialty Retail — 2.9%
149	AutoZone, Inc. (a)	560,627
949	Home Depot (The), Inc.	342,105
636	O’Reilly Automotive, Inc. (a)	900,067
8,482	TJX (The) Cos., Inc.	1,091,464
		2,894,263
	Total Common Stocks	98,478,725
	(Cost $90,144,842)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
163,735	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$163,735
	(Cost $163,735)

	Total Investments — 100.0%	98,642,460
	(Cost $90,308,577)
	Net Other Assets and Liabilities — 0.0%	118
	Net Assets — 100.0%	$98,642,578

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 98,478,725	$ 98,478,725	$ —	$ —
Money Market Funds	163,735	163,735	—	—
Total Investments	$98,642,460	$98,642,460	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 7.0%
6,158	ANZ Group Holdings Ltd. (AUD)	$117,783
21,233	Coles Group Ltd. (AUD)	288,608
1,356	CSL Ltd. (AUD)	218,128
56,038	Lottery (The) Corp., Ltd. (AUD)	187,372
610	Macquarie Group Ltd. (AUD)	75,588
42,009	Medibank Pvt Ltd. (AUD)	125,126
8,511	Orica Ltd. (AUD)	88,536
48,075	Scentre Group (AUD)	111,476
131,890	Telstra Group Ltd. (AUD)	381,014
9,028	Washington H Soul Pattinson & Co., Ltd. (AUD)	215,181
4,530	Westpac Banking Corp. (AUD)	95,291
7,365	Woolworths Group Ltd. (AUD)	148,936
		2,053,039
	Belgium — 2.1%
3,682	Ageas S.A./N.V. (EUR)	230,456
4,551	Groupe Bruxelles Lambert N.V. (EUR)	373,781
		604,237
	Cayman Islands — 0.5%
24,692	CK Hutchison Holdings Ltd. (HKD)	139,449
	Denmark — 1.4%
2,988	Danske Bank A/S (DKK)	104,165
1,299	Novonesis Novozymes B (DKK)	84,004
8,951	Tryg A/S (DKK)	213,553
		401,722
	France — 10.1%
881	Air Liquide S.A. (EUR)	180,206
3,666	AXA S.A. (EUR)	172,641
4,417	Bureau Veritas S.A. (EUR)	139,506
7,593	Credit Agricole S.A. (EUR)	141,842
5,062	Danone S.A. (EUR)	435,591
21,271	Engie S.A. (EUR)	438,201
653	EssilorLuxottica S.A. (EUR)	186,935
11,213	Getlink SE (EUR)	211,880
9,516	Klepierre S.A. (EUR)	347,554
20,551	Orange S.A. (EUR)	297,650
1,368	Sanofi S.A. (EUR)	148,620
1,850	TotalEnergies SE (EUR)	107,220
4,241	Veolia Environnement S.A. (EUR)	154,606
		2,962,452
	Germany — 7.0%
868	Allianz SE (EUR)	358,024
979	Beiersdorf AG (EUR)	137,523
933	Deutsche Boerse AG (EUR)	299,645
7,769	Deutsche Telekom AG (EUR)	278,115
Shares	Description	Value

	Germany (Continued)
8,053	E.ON SE (EUR)	$140,629
5,007	Evonik Industries AG (EUR)	112,025
2,013	Fresenius SE & Co. KGaA (EUR) (c)	95,322
3,470	GEA Group AG (EUR)	225,246
298	Hannover Rueck SE (EUR)	95,335
1,084	Scout24 SE (EUR) (d) (e)	128,573
1,479	Symrise AG (EUR)	170,145
		2,040,582
	Hong Kong — 3.3%
34,932	BOC Hong Kong Holdings Ltd. (HKD)	145,032
45,842	CLP Holdings Ltd. (HKD)	391,888
192,470	Hong Kong & China Gas Co., Ltd. (HKD)	173,470
20,590	Power Assets Holdings Ltd. (HKD)	136,327
125,233	Sino Land Co., Ltd. (HKD)	128,856
		975,573
	Ireland — 0.3%
813	Kerry Group PLC, Class A (EUR)	85,884
	Israel — 0.2%
235	Check Point Software Technologies Ltd. (c)	51,597
	Italy — 5.6%
28,240	Enel S.p.A. (EUR)	244,544
12,526	Eni S.p.A. (EUR)	180,214
4,641	Generali (EUR)	168,978
15,633	Infrastrutture Wireless Italiane S.p.A. (EUR) (d) (e)	186,662
12,682	Poste Italiane S.p.A. (EUR) (d) (e)	256,303
50,331	Snam S.p.A. (EUR)	288,508
30,057	Terna-Rete Elettrica Nazionale (EUR)	298,551
		1,623,760
	Japan — 9.4%
3,300	Aeon Co., Ltd. (JPY)	97,560
7,600	ANA Holdings, Inc. (JPY)	145,430
8,300	Astellas Pharma, Inc. (JPY)	82,866
4,400	Central Japan Railway Co. (JPY)	90,197
1,100	Daito Trust Construction Co., Ltd. (JPY)	122,017
2,400	Daiwa House Industry Co., Ltd. (JPY)	86,530
3,500	Hankyu Hanshin Holdings, Inc. (JPY)	99,580
6,100	Japan Airlines Co., Ltd. (JPY)	110,135
7,000	JFE Holdings, Inc. (JPY)	81,270
2,000	Kao Corp. (JPY)	85,425

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
7,200	KDDI Corp. (JPY)	$127,075
9,700	Kirin Holdings Co., Ltd. (JPY)	146,470
3,200	McDonald’s Holdings Co., Japan Ltd. (JPY)	134,956
6,800	MEIJI Holdings Co., Ltd. (JPY)	167,123
162,000	Nippon Telegraph & Telephone Corp. (JPY)	169,161
2,400	Obic Co., Ltd. (JPY)	83,777
9,900	Ono Pharmaceutical Co., Ltd. (JPY)	113,693
4,400	Otsuka Corp. (JPY)	97,583
1,300	Otsuka Holdings Co., Ltd. (JPY)	63,254
2,500	Secom Co., Ltd. (JPY)	91,761
131,100	SoftBank Corp. (JPY)	197,961
5,900	Takeda Pharmaceutical Co., Ltd. (JPY)	178,799
7,500	Tokyu Corp. (JPY)	91,167
4,100	Yakult Honsha Co., Ltd. (JPY)	84,090
		2,747,880
	Netherlands — 8.4%
2,402	ASR Nederland N.V. (EUR)	150,749
1,285	Euronext N.V. (EUR) (d) (e)	213,990
1,599	EXOR N.V. (EUR)	150,167
2,711	Ferrovial SE (EUR)	131,691
2,655	Heineken Holding N.V. (EUR)	206,931
1,832	Heineken N.V. (EUR)	163,332
8,396	Koninklijke Ahold Delhaize N.V. (EUR)	343,742
131,254	Koninklijke KPN N.V. (EUR)	608,890
4,564	NN Group N.V. (EUR)	278,681
1,168	Wolters Kluwer N.V. (EUR)	205,686
		2,453,859
	New Zealand — 0.2%
10,352	Auckland International Airport Ltd. (NZD)	46,241
	Norway — 1.1%
14,885	Orkla ASA (NOK)	165,398
11,031	Telenor ASA (NOK)	165,623
		331,021
	Singapore — 7.9%
120,600	CapitaLand Ascendas REIT (SGD)	245,614
130,300	CapitaLand Integrated Commercial Trust (SGD)	214,490
4,030	DBS Group Holdings Ltd. (SGD)	130,980
40,400	Keppel Ltd. (SGD)	202,913
22,200	Oversea-Chinese Banking Corp., Ltd. (SGD)	274,504
59,200	Singapore Airlines Ltd. (SGD)	304,136
Shares	Description	Value

	Singapore (Continued)
17,000	Singapore Exchange Ltd. (SGD)	$186,908
45,100	Singapore Technologies Engineering Ltd. (SGD)	255,869
52,300	Singapore Telecommunications Ltd. (SGD)	151,362
7,500	United Overseas Bank Ltd. (SGD)	198,913
60,800	Wilmar International Ltd. (SGD)	142,445
		2,308,134
	Spain — 5.5%
2,061	ACS Actividades de Construccion y Servicios S.A. (EUR)	128,648
960	Aena SME S.A. (EUR) (d) (e)	240,780
1,718	Amadeus IT Group S.A. (EUR)	134,641
4,886	Endesa S.A. (EUR)	146,680
14,732	Iberdrola S.A. (EUR)	265,274
10,326	Redeia Corp. S.A. (EUR)	216,409
11,982	Repsol S.A. (EUR)	146,733
65,571	Telefonica S.A. (EUR)	335,606
		1,614,771
	Sweden — 4.2%
1,736	Alfa Laval AB (SEK)	71,861
3,368	Assa Abloy AB, Class B (SEK)	101,610
5,296	Essity AB, Class B (SEK)	152,543
2,657	Holmen AB, Class B (SEK)	105,175
3,194	Industrivarden AB, Class A (SEK)	112,024
3,491	Industrivarden AB, Class C (SEK)	122,332
5,916	Investor AB, Class B (SEK)	174,625
2,666	L E Lundbergforetagen AB, Class B (SEK)	140,533
6,342	Tele2 AB, Class B (SEK)	93,337
40,221	Telia Co., AB (SEK)	150,431
		1,224,471
	Switzerland — 14.7%
1,491	Alcon AG (CHF)	143,906
1,205	Banque Cantonale Vaudoise (CHF)	148,043
660	BKW AG (CHF)	132,344
4,649	Coca-Cola HBC AG (GBP)	241,632
1,262	Helvetia Holding AG (CHF)	277,216
1,224	Holcim AG (CHF)	135,843
2,324	Nestle S.A. (CHF)	247,056
2,665	Novartis AG (CHF)	302,842
447	Roche Holding AG (CHF)	145,850
775	Schindler Holding AG (CHF)	282,450
492	Swiss Life Holding AG (CHF)	490,003
4,417	Swiss Prime Site AG (CHF)	622,399

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland (Continued)
901	Swisscom AG (CHF)	$600,412
757	Zurich Insurance Group AG (CHF)	534,170
		4,304,166
	United Kingdom — 10.2%
17,140	Aviva PLC (GBP)	127,917
3,454	Bunzl PLC (GBP)	108,173
2,770	Coca-Cola Europacific Partners PLC	251,350
10,998	Compass Group PLC (GBP)	369,062
58,756	Haleon PLC (GBP)	294,735
14,113	Informa PLC (GBP)	136,887
1,077	InterContinental Hotels Group PLC (GBP)	113,992
2,277	London Stock Exchange Group PLC (GBP)	352,766
54,973	M&G PLC (GBP)	151,946
9,883	National Grid PLC (GBP)	142,642
4,373	RELX PLC (GBP)	237,020
4,366	Shell PLC (GBP)	142,002
43,726	Tesco PLC (GBP)	216,019
5,403	Unilever PLC (GBP)	342,674
		2,987,185
	Total Common Stocks	28,956,023
	(Cost $25,180,169)
MONEY MARKET FUNDS — 0.5%
159,845	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	159,845
	(Cost $159,845)

	Total Investments — 99.6%	29,115,868
	(Cost $25,340,014)
	Net Other Assets and Liabilities — 0.4%	102,722
	Net Assets — 100.0%	$29,218,590

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	25.4%
Consumer Staples	14.3
Communication Services	13.8
Industrials	12.6
Utilities	10.9
Health Care	6.8
Real Estate	6.4
Materials	3.3
Consumer Discretionary	3.2
All Other	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	39.1%
CHF	14.0
GBP	10.2
JPY	9.4
SGD	7.9
AUD	7.1
SEK	4.2
HKD	3.8
USD	1.6
DKK	1.4
NOK	1.1
NZD	0.2
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,956,023	$ 28,956,023	$ —	$ —
Money Market Funds	159,845	159,845	—	—
Total Investments	$29,115,868	$29,115,868	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.5%
	Aerospace & Defense — 1.1%
654	BWX Technologies, Inc.	$71,364
212	Curtiss-Wright Corp.	73,117
1,628	Hexcel Corp.	78,909
		223,390
	Automobile Components — 1.3%
1,007	Autoliv, Inc.	93,883
7,870	Gentex Corp.	171,408
		265,291
	Banks — 0.9%
1,695	Commerce Bancshares, Inc.	102,955
1,207	Prosperity Bancshares, Inc.	81,955
		184,910
	Building Products — 0.4%
231	Carlisle Cos., Inc.	87,660
	Capital Markets — 4.1%
487	Affiliated Managers Group, Inc.	80,662
5,743	Federated Hermes, Inc.	233,223
2,201	Janus Henderson Group PLC	73,095
594	Jefferies Financial Group, Inc.	27,758
647	Morningstar, Inc.	184,214
2,740	SEI Investments Co.	214,514
517	Stifel Financial Corp.	44,302
		857,768
	Chemicals — 2.2%
1,290	Ashland, Inc.	70,163
947	Balchem Corp.	148,253
715	Innospec, Inc.	63,978
1,705	RPM International, Inc.	182,009
		464,403
	Commercial Services & Supplies — 1.9%
2,056	ABM Industries, Inc.	100,209
387	Clean Harbors, Inc. (a)	82,795
1,343	MSA Safety, Inc.	211,415
		394,419
	Construction & Engineering — 0.7%
1,549	AECOM	152,809
	Consumer Finance — 0.5%
852	FirstCash Holdings, Inc.	114,134
	Consumer Staples Distribution & Retail — 1.6%
928	BJ’s Wholesale Club Holdings, Inc. (a)	109,096
255	Casey’s General Stores, Inc.	117,960
1,455	Performance Food Group Co. (a)	117,360
		344,416
Shares	Description	Value

	Containers & Packaging — 4.3%
2,901	AptarGroup, Inc.	$435,005
4,965	Graphic Packaging Holding Co.	125,664
2,181	Silgan Holdings, Inc.	112,649
5,790	Sonoco Products Co.	237,390
		910,708
	Diversified Consumer Services — 1.9%
560	Grand Canyon Education, Inc. (a)	99,887
1,653	H&R Block, Inc.	99,792
2,508	Service Corp. International	200,389
		400,068
	Diversified REITs — 1.2%
3,739	Essential Properties Realty Trust, Inc.	120,284
2,039	WP Carey, Inc.	127,315
		247,599
	Electric Utilities — 5.5%
2,242	IDACORP, Inc.	264,758
6,630	OGE Energy Corp.	300,869
7,617	Portland General Electric Co.	320,828
5,190	TXNM Energy, Inc.	276,108
		1,162,563
	Electronic Equipment, Instruments & Components — 1.3%
906	Arrow Electronics, Inc. (a)	100,892
2,460	Avnet, Inc.	115,596
362	Littelfuse, Inc.	65,996
		282,484
	Entertainment — 1.6%
1,734	Madison Square Garden Sports Corp. (a)	333,916
	Financial Services — 2.0%
1,893	Essent Group Ltd.	107,768
4,403	MGIC Investment Corp.	109,679
553	Mr. Cooper Group, Inc. (a)	65,812
2,315	NMI Holdings, Inc. (a)	83,734
1,882	Radian Group, Inc.	60,111
		427,104
	Food Products — 4.9%
16,032	Flowers Foods, Inc.	282,003
908	Ingredion, Inc.	120,601
953	J & J Snack Foods Corp.	123,499
477	Lancaster Colony Corp.	77,646
3,904	Post Holdings, Inc. (a)	441,816
		1,045,565
	Gas Utilities — 3.9%
1,245	Chesapeake Utilities Corp.	163,929

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
2,311	MDU Resources Group, Inc.	$39,610
2,404	National Fuel Gas Co.	184,579
5,272	New Jersey Resources Corp.	258,012
2,211	ONE Gas, Inc.	173,586
		819,716
	Ground Transportation — 1.0%
932	Landstar System, Inc.	125,028
595	Ryder System, Inc.	81,913
		206,941
	Health Care Providers & Services — 2.8%
255	Chemed Corp.	148,285
2,257	Encompass Health Corp.	264,047
1,357	Ensign Group (The), Inc.	175,039
		587,371
	Health Care REITs — 1.9%
1,233	CareTrust REIT, Inc.	36,090
1,970	Healthcare Realty Trust, Inc.	30,594
3,980	LTC Properties, Inc.	142,763
3,776	Omega Healthcare Investors, Inc.	147,453
1,944	Sabra Health Care REIT, Inc.	34,700
		391,600
	Hotels, Restaurants & Leisure — 1.4%
1,013	Choice Hotels International, Inc.	127,749
1,258	Churchill Downs, Inc.	113,736
446	Vail Resorts, Inc.	62,083
		303,568
	Household Products — 0.5%
3,790	Energizer Holdings, Inc.	102,482
	Independent Power and Renewable Electricity Producers — 0.2%
686	Ormat Technologies, Inc.	49,804
	Industrial REITs — 2.0%
685	EastGroup Properties, Inc.	111,943
2,225	First Industrial Realty Trust, Inc.	105,865
6,518	LXP Industrial Trust	51,427
798	Rexford Industrial Realty, Inc.	26,414
3,522	STAG Industrial, Inc.	116,332
		411,981
	Insurance — 6.7%
1,369	American Financial Group, Inc.	173,398
932	Assured Guaranty Ltd.	81,764
1,350	CNO Financial Group, Inc.	51,219
2,669	Fidelity National Financial, Inc.	170,950
2,138	First American Financial Corp.	130,012
Shares	Description	Value

	Insurance (Continued)
8,112	Old Republic International Corp.	$305,011
672	Primerica, Inc.	176,111
475	Reinsurance Group of America, Inc.	88,972
265	RenaissanceRe Holdings Ltd.	64,111
2,484	RLI Corp.	183,841
		1,425,389
	Machinery — 5.0%
721	AGCO Corp.	61,162
3,949	Donaldson Co., Inc.	259,568
797	Federal Signal Corp.	64,900
1,383	Flowserve Corp.	62,553
1,209	Franklin Electric Co., Inc.	102,716
3,288	Graco, Inc.	268,334
688	ITT, Inc.	94,270
475	Lincoln Electric Holdings, Inc.	83,695
679	Oshkosh Corp.	56,873
		1,054,071
	Marine Transportation — 0.3%
757	Kirby Corp. (a)	72,952
	Media — 0.9%
3,690	New York Times (The) Co., Class A	192,101
	Metals & Mining — 1.1%
329	Reliance, Inc.	94,828
738	Royal Gold, Inc.	134,840
		229,668
	Mortgage REITs — 6.7%
15,425	Annaly Capital Management, Inc.	302,330
10,979	ARMOUR Residential REIT, Inc.	180,824
31,009	Ellington Financial, Inc.	404,047
20,125	PennyMac Mortgage Investment Trust	258,405
14,289	Starwood Property Trust, Inc.	274,206
		1,419,812
	Multi-Utilities — 2.7%
4,267	Avista Corp.	176,953
3,127	Black Hills Corp.	190,434
3,464	Northwestern Energy Group, Inc.	201,709
		569,096
	Office REITs — 0.7%
5,559	COPT Defense Properties	145,146

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 1.1%
9,806	Antero Midstream Corp.	$162,290
721	DT Midstream, Inc.	70,081
		232,371
	Personal Care Products — 0.7%
4,635	Edgewell Personal Care Co.	141,599
	Pharmaceuticals — 3.2%
19,658	Innoviva, Inc. (a)	367,408
762	Jazz Pharmaceuticals PLC (a)	89,124
2,631	Prestige Consumer Healthcare, Inc. (a)	213,716
		670,248
	Professional Services — 3.2%
729	FTI Consulting, Inc. (a)	121,218
1,922	Genpact Ltd.	96,600
1,924	KBR, Inc.	101,606
1,236	Korn Ferry	76,261
1,492	ManpowerGroup, Inc.	64,260
1,980	Maximus, Inc.	132,581
756	Science Applications International Corp.	91,499
		684,025
	Residential REITs — 1.9%
6,310	American Homes 4 Rent, Class A	235,931
1,743	Equity LifeStyle Properties, Inc.	112,911
2,548	Independence Realty Trust, Inc.	49,508
		398,350
	Retail REITs — 4.4%
2,964	Agree Realty Corp.	230,036
4,261	Brixmor Property Group, Inc.	106,142
4,000	Getty Realty Corp.	111,960
4,806	NNN REIT, Inc.	197,575
5,236	Phillips Edison & Co., Inc.	181,689
6,172	Urban Edge Properties	111,528
		938,930
	Software — 1.4%
1,340	Dolby Laboratories, Inc., Class A	102,899
414	InterDigital, Inc.	83,214
1,691	Progress Software Corp.	101,392
		287,505
	Specialized REITs — 5.1%
1,430	CubeSmart	58,158
4,356	EPR Properties	215,579
8,600	Four Corners Property Trust, Inc.	240,370
5,391	Gaming and Leisure Properties, Inc.	258,013
Shares	Description	Value

	Specialized REITs (Continued)
1,068	Lamar Advertising Co., Class A	$121,549
881	National Storage Affiliates Trust	32,773
742	PotlatchDeltic Corp.	28,485
4,878	Rayonier, Inc.	119,316
		1,074,243
	Specialty Retail — 0.7%
302	Murphy USA, Inc.	150,568
	Textiles, Apparel & Luxury Goods — 0.4%
1,507	Columbia Sportswear Co.	93,690
	Trading Companies & Distributors — 0.9%
778	GATX Corp.	113,557
1,081	MSC Industrial Direct Co., Inc., Class A	82,675
		196,232
	Water Utilities — 1.3%
1,860	American States Water Co.	150,864
2,532	California Water Service Group	128,246
		279,110
	Total Common Stocks	21,027,776
	(Cost $20,142,616)
MONEY MARKET FUNDS — 0.5%
106,497	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	106,497
	(Cost $106,497)

	Total Investments — 100.0%	21,134,273
	(Cost $20,249,113)
	Net Other Assets and Liabilities — 0.0%	2,142
	Net Assets — 100.0%	$21,136,415

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,027,776	$ 21,027,776	$ —	$ —
Money Market Funds	106,497	106,497	—	—
Total Investments	$21,134,273	$21,134,273	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.